GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As at March 31, 2023, the Company had cash of $153,801 and a negative working capital of $4,140,255. The Company has not yet generated any revenues, and has incurred cumulative net losses of $12,002,683. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

During the three months ended March 31, 2023, the Company raised a net of $50,000 in cash proceeds from equity. During the same period in 2022, the Company raised a net of $1,380,960 in cash proceeds from the issuance of convertible notes. The Company is aware that its current cash on hand will not be sufficient to fund its projected operating requirements through the month of June, 2023 and is pursuing alternative opportunities to funding.

The Company intends to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

The Company’s management does not know the full extent or foresee the impact COVID-19 has had on our business or our operations or its ability to carry out our plans. We will continue to monitor and follow this situation closely.

Accordingly, the accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the unaudited condensed consolidated financial statements do not necessarily purport to represent realizable or settlement values. The unaudited condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As at December 31, 2022, the Company had cash of $295,401 and a negative working capital of $3,368,080. As at December 31, 2022, the Company has not yet generated any revenues, and has incurred cumulative net losses of $11,217,600. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

During the year ended December 31, 2022, the Company raised $1,467,000 from issuance of convertible notes. The Company also raised $680,000 in private placements. During the same period in 2021, the Company raised $2,165,000 from issuance of convertible notes, and cleared up the defaulted convertible loans that mounted to $2,020,323. The Company also raised $600,000 in cash proceeds from the issuance of Common Stock in our Subsidiary. The Company is aware that its current cash on hand will not be sufficient to fund its projected operating requirements through the month of May 2023 and is pursuing alternative opportunities to funding.

The Company intends to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.